Loss per share	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Loss per share

23.	Loss per share

	12/31/2025	12/31/2024
Net loss for the year	(50,185)	(51,396)
Weighted average number of common shares	111,313,183	110,751,538
Basic and diluted net loss per common shares	(0.45)	(0.46)

As the Company presents a loss for the year ended December 31, 2025, and 2024, the potential common shares are antidilutive in the case of a decrease in loss per share. For this reason, the basic and diluted loss per share are equal for the year presented.